Consolidated schedule of investments
Delaware Ivy Wilshire Global Allocation Fund	September 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bond — 0.20%
Consumer Staples — 0.20%
COTA Series D 144A 4.896% 10/2/23 #, =	7,284,794	$ 1,274,839
Total Corporate Bond (cost $6,942,661)		1,274,839
	Number of shares
Common Stocks — 0.00%
Consumer Discretionary — 0.00%
Media Group Holdings Series T <<, †	9,113	0
Media Group Holdings Series H <<, †	72,709	0
		0
Consumer Staples — 0.00%
COTA Series B =, †	52	0
		0
Total Common Stocks (cost $69,723,332)		0

Affiliated Mutual Funds — 94.02%
Delaware High-Yield Opportunities Fund Class R6<<	5,345,724	17,052,859
Delaware Ivy Core Bond Fund Class R6<<	7,630,738	69,058,178
Delaware Ivy Emerging Markets Local Currency Debt Fund Class R6<<, †	1,963,387	13,665,176
Delaware Ivy Global Bond Fund Class R6<<	8,696,307	76,179,650
Delaware Ivy Government Securities Fund Class R6<<	5,805,896	27,868,301
Delaware Ivy International Core Equity Fund Class R6<<	5,530,132	83,173,189
Delaware Ivy International Small Cap Fund Class R6<<	1,869,506	15,965,580
Delaware Ivy International Value Fund Class R6<<	1,757,992	23,152,756
Delaware Ivy Large Cap Growth Fund Class R6<<	2,540,350	65,947,475
Delaware Ivy LaSalle Global Real Estate Fund Class R6<<	1,363,680	12,368,580
Delaware Ivy Mid Cap Growth Fund Class R6<<	334,936	9,394,962
Delaware Ivy Smid Cap Core Fund Class R6<<	1,105,267	19,043,753
Delaware Ivy Systematic Emerging Markets Equity Fund Class R6<<	2,315,510	42,281,207
Delaware Ivy Total Return Bond Fund Class R6<<	4,029,072	34,529,147
Delaware Ivy Value Fund Class R6<<	2,172,114	50,805,742
Delaware Opportunity Fund Class R6<<	207,627	6,318,090
Delaware Value Fund Class R6<<	2,921,497	51,827,354
Total Affiliated Mutual Funds (cost $650,039,226)		618,631,999

NQ-IV984 [9/22] 11/22 (2605479)    1

Consolidated schedule of investments
Delaware Ivy Wilshire Global Allocation Fund   (Unaudited)
	Number of shares	Value (US $)

Short-Term Investments — 0.51%
Money Market Mutual Funds — 0.51%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	842,778	$ 842,778
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	842,777	842,777
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	842,777	842,777
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	842,778	842,778
Total Short-Term Investments (cost $3,371,110)		3,371,110
Total Value of Securities—94.73% (cost $730,076,329)		623,277,948

Receivables and Other Assets Net of Liabilities—5.27%		34,706,712
Net Assets Applicable to 90,106,171 Shares Outstanding—100.00%		$657,984,660
°	Principal amount shown is stated in USD.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2022, the aggregate value of Rule 144A securities was $1,274,839, which represents 0.19% of the Fund's net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
<<	Affiliated company.
†	Non-income producing security.
2    NQ-IV984 [9/22] 11/22 (2605479)